Schedule of Stockholders' Equity Note, Warrants or Rights (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	$ 964,500
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 2		1.00